Investment Strategy	Jan. 28, 2026
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Bitcoin Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Bitcoin so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Bitcoin Futures Index. The Index is rebalanced monthly and accordingly the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made solely to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies that are included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The Index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500® Index, holding each stock in proportion similar to its weighting in the S&P 500® Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500® Index in anticipation of their removal from the S&P 500® Index or buy investments not yet represented in the Index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs,to implement its investment strategy.

Bitcoin

Under normal conditions, the Fund will invest in Bitcoin so that the total value of Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. The Fund will invest directly in Bitcoin through a subsidiary company organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Bitcoin by investing in Bitcoin futures contracts, and in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Bitcoin (collectively, the “Bitcoin ETPs”), although the Fund expects that its futures and ETP exposure will generally be less than 10% of its assets, Such exposure seeks to track, before fees and expenses, the performance of the S&P Bitcoin Futures Index. The S&P Bitcoin Index is designed to track the performance the digital asset Bitcoin. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investments in Bitcoin, Bitcoin futures positions, and Bitcoin ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Bitcoin on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Bitcoin on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Bitcoin held directly by the Fund is maintained at a qualified custodian. The custodian uses “cold storage” security measures for storing the private keys necessary to access the Fund’s Bitcoin offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The ownership of Bitcoin is determined by participants in a decentralized, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software, commonly referred to as the “Bitcoin Protocol.” The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the markets created to facilitate the trading of Bitcoin. Ownership and the ability to transfer or take other actions with respect to Bitcoin is protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol which limits both the total amount of Bitcoin that will be produced to 21 million and the rate at which it is released into the network.

When the Fund invests in Bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g. trading at “contango”). Bitcoin futures have historically experienced extended periods of contango. Contango in the Bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index. The Fund will only invest in Bitcoin futures contracts that are traded on a futures exchange regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund (or the Subsidiary, as applicable) also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions.

The Fund may invest in Bitcoin ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Bitcoin.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies that are included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Ethereum 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising two underlying indexes, a 75% weight in the S&P 500® Index and a 25% weight in the S&P Ethereum Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Ether, so that the total value of the Ether to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Ethereum Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made solely to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in proportion similar to its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

Ether

Under normal conditions, the Fund will invest in Ether so that the total value of the Ether to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in Ether through a wholly-owned subsidiary company, Cyber Hornet EEE, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Ether by investing in Ether futures contracts, and in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Ether (collectively, “Ethereum ETPs” and, together with the Ether futures contracts, “Cryptocurrency-Related Products”), although the Fund expects that its futures and ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Ethereum Index. The S&P Ethereum Index is designed to track the performance of the digital asset Ethereum. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in Ether, Ether futures positions, and Ethereum ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Ether on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Ether on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Ether held directly by the Fund is maintained at a qualified custodian. The custodian uses "cold storage" security measures for storing the private keys necessary to access the Fund's Ether offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of Ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of Ether. Ownership and transaction records for Ether are protected through public-key cryptography. The Ethereum Protocol determines the supply of Ether. No single entity owns or operates the Ethereum Network.

When the Fund invests in Ether futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g., trading at “contango”). Ether futures have historically experienced extended periods of contango. Contango in the Ether futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index. The Fund will only invest in Ether futures contracts that are traded on a futures exchange regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund (or the Subsidiary, as applicable) also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions.

The Fund may invest in Ethereum ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Ether.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Solana Reference Price 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Solana Reference Price Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in Solana (SOL) so that the total value of the Solana (SOL) to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Solana Reference Price Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made solely to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in a similar proportion as its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

Solana

Under normal conditions, the Fund will invest in Solana (SOL) so that the total value of the Solana (SOL) to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in Solana (SOL) and Solana futures contracts through a wholly-owned subsidiary company, Cyber Hornet SSS, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to Solana by investing in Solana futures contracts, and in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to Solana (SOL) (collectively “Solana ETPs” and together with the Solana futures contracts, “Cryptocurrency-Related Products”), although the Fund expects that its futures and ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Solana Reference Price Index. The S&P Solana Reference Price Index tracks the performance of the digital asset Solana. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in Solana (SOL), Solana futures, and Solana ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell Solana (SOL) on exchanges such as BitGo and Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of Solana (SOL) on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

Solana held directly by the Fund are maintained at a qualified custodian. The custodian uses "cold storage" security measures for storing the private keys necessary to access the Fund's Solana offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

When the Fund invests in Solana futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g. trading at “contango”). Solana futures have historically experienced extended periods of contango. Contango in the Solana futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index. The Fund will only invest in Solana futures contracts that are traded on a futures exchange regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund (or the Subsidiary, as applicable) also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions.

The Fund may invest in Solana ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to Solana (SOL).

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P XRP Reference Price 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P XRP Reference Price Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest directly in XRP, so that the total value of the XRP to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P XRP Reference Price Index. The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made solely to reduce tracking error and enhance after-fee performance relative to the Index.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in a similar proportion as its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain ETFs, to implement its investment strategy.

XRP

Under normal conditions, the Fund will invest in XRP so that the total value of the XRP to which the Fund has economic exposure is approximately 25% of the Fund’s assets. The Fund will invest directly in XRP and in XRP futures contracts through a wholly-owned subsidiary company, Cyber Hornet XRP, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to XRP by investing in XRP futures contracts, and in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”) which provide exposure to XRP (collectively “XRP ETPs” and, together with the XRP futures contracts, “Cryptocurrency-Related Products”), although the Fund expects that its futures and ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P XRP Reference Price Index. The S&P XRP Reference Price Index is designed to track the performance of the digital asset XRP by Ripple Labs. However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s investment in XRP, XRP futures contracts, and XRP ETPs to represent greater than 25% of the Fund’s assets.

The Fund will generally purchase and sell XRP on exchanges such as BitGo and Coinbase, neither of which is registered as a national securities exchange with the SEC. The price of XRP on these exchanges and over-the-counter markets has a limited history, is volatile, and is subject to the influence of many factors, including operational interruptions.

XRP held directly by the Fund are maintained at a qualified custodian. The custodian uses "cold storage" security measures for storing the private keys necessary to access the Fund's XRP offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of XRP is not backed by any government, corporation, or other identified body. Instead, its value is partly determined by the supply and demand in markets created to facilitate trading of XRP. Ownership and transaction records for XRP are protected through public-key cryptography. The XRP protocol determines the supply of XRP. No single entity owns or operates the XRP Ledger.

When the Fund invests in XRP futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g. trading at “contango”). XRP futures have historically experienced extended periods of contango. Contango in the XRP futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index. The Fund will only invest in XRP futures contracts that are traded on a futures exchange regulated by the Commodity Futures Trading Commission (“CFTC”). The Fund (or the Subsidiary, as applicable) also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions.

The Fund may invest in XRP ETPs that invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to XRP.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Cryptocurrency Top 10 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy comprising a 75% weight in the S&P 500® Index and a 25% weight in the S&P Cryptocurrency Top 10 Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest in the top 10 cryptocurrencies included in the Index and Cryptocurrency-Related Products (defined below), so that the total value of the top 10 cryptocurrencies to which the Fund has economic exposure is approximately 25% of the assets in the Fund. The S&P Cryptocurrency Top 10 Index includes the top 10 cryptocurrencies by market capitalization, subject to eligibility criteria determined by S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”). S&P DJI compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P Cryptocurrency Top 10 Index. For more information on the constituents of the S&P Cryptocurrency Top 10 Index, see “Additional Information About the Fund’s Investment Objective and Strategies.”

The Index is rebalanced monthly, and accordingly, the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations monthly. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Adviser may rebalance the Fund’s allocations on any day of the month. Such rebalancing decisions are made solely to reduce tracking error and enhance after-fee performance relative to the Index. The Fund will not utilize leverage beyond what may be inherent in cryptocurrency futures contracts.

U.S. Large-Cap

Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance. The index is made up of the 500 largest (by market capitalization) publicly traded U.S. companies.

The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks included in the S&P 500 Index, holding each stock in proportion similar to its weighting in the S&P 500 Index. The Fund may hold more or fewer stocks than the index at any given time. The Fund may sell investments represented in the S&P 500 Index in anticipation of their removal from the S&P 500 Index or buy investments not yet represented in the index in anticipation of their addition to it. The Fund may also invest in securities of other investment companies, such as certain exchange-traded funds (“ETFs”), to implement its investment strategy.

Cryptocurrency

Under normal conditions, the Fund invests about 25% of its assets in the top 10 cryptocurrencies by market capitalization, as determined by the Index Provider, through direct spot investment in the cryptocurrencies in the Index. The Fund expects to hold most of this exposure directly in spot cryptocurrency through a wholly-owned subsidiary company, Cyber Hornet ZZZ, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may also gain exposure to the cryptocurrencies in the Index using cryptocurrency futures contracts and shares of other ETFs and exchange-traded products (“ETPs”), which provide exposure to cryptocurrency (collectively, “Cryptocurrency ETPs” and, together with the cryptocurrency futures contracts, “Cryptocurrency-Related Products”), although the Fund expects that its futures and ETP exposure will generally be less than 10% of its assets. Such exposure seeks to track, before fees and expenses, the performance of the S&P Cryptocurrency Top 10 Index, which is designed to track the performance of the top 10 cryptocurrencies by market capitalization from the S&P Cryptocurrency Broad Digital Market Index. However, changes in the relative value of the Fund’s assets between monthly rebalances could cause the Fund’s investment in cryptocurrency and Cryptocurrency-Related Products to represent more than 25% of the Fund’s assets.

The Fund will generally purchase and sell cryptocurrency on exchanges such as BitGo or Coinbase, neither of which is registered as a national securities exchange with the SEC. The prices of these various cryptocurrencies on these exchanges and over-the-counter markets have a limited history, are volatile, and are subject to the influence of many factors, including operational interruptions. The Adviser selects trading venues based on factors including regulatory compliance, operational reliability, liquidity, and transaction costs.

Cryptocurrencies held directly by the Fund are maintained at a qualified custodian. The Custodian uses "cold storage" security measures for storing the private keys necessary to access the Fund's cryptocurrencies offline in a manner that is not connected to the internet. This is designed to protect cryptocurrencies from hacking or other cybersecurity threats.

The value of most cryptocurrencies are not backed by any government, corporation, or other identified body. Instead, each cryptocurrency’s value is determined in part by the supply and demand in markets created to facilitate the trading of that cryptocurrency. Ownership and transaction records for each cryptocurrency are protected through public-key cryptography. Each cryptocurrency has a protocol that determines its supply. However, there are some backed by corporations or other identified bodies, such as non-profit organizations or decentralized autonomous organizations. The Fund values its cryptocurrency holdings daily using aggregated transaction prices from multiple cryptocurrency trading platforms during a specified observation window. If this pricing source is unavailable or the Adviser determines it does not accurately reflect cryptocurrency values, the Adviser may fair value the cryptocurrencies using alternative pricing sources or methodologies in accordance with the Fund's valuation procedures.

When the Fund invests in cryptocurrency futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g., trading at “contango”). Cryptocurrency futures have historically experienced extended periods of contango. Contango in the cryptocurrency futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index. The Fund (or the Subsidiary, as applicable) also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions.

To gain cryptocurrency exposure, the Fund may invest in Cryptocurrency ETPs that invest directly in, or provide exposure to, one or more of the top 10 cryptocurrencies in the Index. The Fund may invest in spot cryptocurrency ETFs whose securities are registered and publicly available or cryptocurrency futures ETFs that are registered investment companies. Selection Criteria. The Adviser selects Cryptocurrency ETPs based on:

●	Whether the ETP provides exposure to cryptocurrencies included in the Index

●	Liquidity and trading volume of the ETP's shares

●	The ETP's expense ratio and fee structure

●	The ETP's tracking accuracy relative to the underlying cryptocurrency

●	Regulatory status and operational reliability of the ETP and its sponsor

Eligible Assets Criteria

The Fund will only invest in cryptocurrencies that satisfy the Adviser's Eligible Asset criteria. A cryptocurrency qualifies as an "Eligible Asset" if it satisfies the following requirements:

(1)	Index Universe Requirement: The cryptocurrency must be included in the S&P Cryptocurrency Top 10 Index, the S&P Cryptocurrency Broad Digital Market Index, or successor indices maintained by S&P Dow Jones Indices LLC; AND

(2)	Regulatory or Market Structure Requirement: The cryptocurrency must satisfy at least one of the following:

(a)	Generic Listing Standards Eligibility: The cryptocurrency is eligible under the generic listing standards applicable to passively-managed cryptocurrency exchange-traded products as adopted by NASDAQ or another national securities exchange pursuant to SEC approval;

(b)	Existing ETP/ETF: The cryptocurrency constitutes, or is eligible to constitute, the underlying cryptocurrency for one or more exchange-traded products or exchange-traded funds registered with the Securities and Exchange Commission under the Securities Act of 1933 or the Investment Company Act of 1940; OR

(c)	Futures Trading: The cryptocurrency underlies a futures contract that has been made available to trade on a designated contract market regulated by the Commodity Futures Trading Commission for at least six consecutive months.

The Adviser continuously monitors the qualification status of Index constituents and publishes the current list of Eligible Assets on the Fund's website at www.CyberHornetETFs.com. The list is updated quarterly, following each Index rebalancing, and as qualification status changes occur. For more information on how the Adviser handles portfolio construction when index constituents do not qualify, see “Eligible Assets Framework – Additional Information” in the prospectus.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests approximately 75% of its assets in the common stock of companies included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance.